Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
Schedule of financial and lease liabilities
	Effective interest	Maturity	December 31,
	rate	date	2020	2021
	%		NIS
Current liabilities:

Lease liabilities	8%	2021	654	773
Loan from others	17.3%	2023-2024	60,421	-
Total current liabilities			61,075	773

Non-current liabilities:

Loan from others	17.3%	2023-2024	-	63,252
Lease liabilities	8%	2028	6,088	5,712
Total non-current liabilities			6,088	68,964
Total financial and lease liabilities			67,163	69,737

Schedule of financial liabilities
	Carrying amount		Fair value
	December 31,		December 31,
	2020	2021	2020	2021
	NIS
Financial liabilities:

Loan from others	94,658	84,477	60,421	63,252
Total	94,658	84,477	60,421	63,252

Schedule of financial and lease liabilities
			Convenience
			translation
	December 31,		December 31,
	2020	2021	2021
	N I S		U.S. dollars
Financial liabilities at amortized costs:
Trade payables	1,868	3,107	999
Other payables	2,381	3,327	1,070
Lease Liabilities	6,742	6,485	2,085
Loan from others	60,421	63,252	20,338
Total financial liabilities	71,412	76,171	24,492
Total current	64,189	,207 7	2,317
Total non-current	7,223	68,964	22,175

Schedule of maturity profile of financial liabilities based on contractual undiscounted payments
	Less than one year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	> 5 years	Total
	NIS

Trade payables	3,107	-	-	-	-	-	3,107
Other payables	3,327	-	-	-	-	-	3,327
Lease liabilities	552	885	845	904	977	1,901	6,064
Loans from others	-	70,398	14,079	-	-	-	84,477
	6,986	71,283	14,924	904	977	1,901	96,975

	Less than one year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	> 5 years	Total
	NIS

Trade payables	1,868	-	-	-	-	-	1,868
Other payables	1,246	1,135					2,381
Lease liabilities	1,128	1,128	1,174	1,174	1,174	2,936	8,714
Loans from others	-	78,883	15,775	-	-	-	94,658
	4,242	81,146	16,949	1,174	1,174	2,936	107,621

Schedule of changes in liabilities arising from financing activities
	Loans from others	Lease liabilities	Total liabilities arising from financing activities
	NIS

Balance as of January 1, 2020	123,780	7,503	131,283

Cash flows	-	(761)	(761)
Effect of changes in fair value	(63,359)	-	(63,359)
Balance as of December 31, 2020	60,421	6,742	67,163

New leases	-	249	249
Cash flows	-	(506)	(506)
Effect of changes in fair value	2,831	-	2,831
Balance as of December 31, 2021	63,252	6,485	69,737